Related Party Transactions - Narrative (FY) (Details) - IRRAS Sublease $ in Millions	1 Months Ended
Jan. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Future sublease payments receivable from related party	$ 0.3
Director | Subsequent Event
Related Party Transaction [Line Items]
Sublease, term of contract	2 years
Future sublease payments receivable from related party	$ 0.3